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THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated August 30, 2024

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION

applicable to Class A, C, C2, D and I shares

dated February 1, 2024, as supplemented March 18, May 23, and August 21, 2024

(the “Retail SAI”)

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION

applicable to Class R3, R4, R5 and R6 shares

dated February 1, 2024, as supplemented March 18, May 23, and August 21, 2024

(the “Retirement SAI”)

and to the

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION

applicable to Class I shares

dated February 1, 2024, as supplemented March 18, May 23, and August 21, 2024

(the “Managed Account SAI”)

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION

Effective immediately, the “Disclosure of Portfolio Securities Holdings Information” section beginning on page 52 of the Retail SAI, page 52 of the Retirement SAI, and page 43 of the Managed Account SAI is deleted in its entirety and replaced with the following disclosure:

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION

The Trustees have adopted policies and procedures respecting and limiting the circumstances under which nonpublic holdings information respecting the Funds’ current portfolio holdings information (“Nonpublic Holdings Information”) may be disclosed to persons not associated with the Funds, Thornburg, or TSL. Nonpublic Holdings Information means (a) the portfolio holdings of a Fund to the extent those holdings have not previously been made publicly available by the Trust, Adviser, or TSL in accordance with the Trust’s policies and procedures; and (b) any other information about a Fund’s portfolio holdings which the Trust’s chief compliance officer (the “Chief Compliance Officer) or the Chief Compliance Officer’s designee has determined may present a material risk of exposing a Fund or its shareholders to harm resulting from trading of Fund shares by persons in possession of such information. Nonpublic Holdings Information does not include aggregate, composite, or descriptive information about a Fund’s holdings, including, for example and without limitation: (i) descriptions of how a Fund’s portfolio is allocated among asset classes, regions, countries, industries or sectors; (ii) the attribution of Fund returns among such asset classes, regions, countries, industries, or sectors; (iii) other aggregated data about a Fund’s portfolio such as average or median ratios or market capitalizations; (iv) the volatility characteristics of the Fund or other

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aggregated risk statistics; and (v) the contribution of particular holdings to a Fund’s total return to the extent the holdings of the Fund have already been made publicly available by the Trust, Adviser, or TSL in accordance with the Trust’s policies and procedures.

The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of Nonpublic Holdings Information. These policies and procedures are intended to operate in conjunction with Thornburg’s policies prohibiting securities transactions using material nonpublic information. Neither the Funds nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of Nonpublic Holdings Information.

Selective Disclosure of Nonpublic Holdings Information

Disclosure of Nonpublic Holdings Information is generally prohibited. However, Nonpublic Holdings Information may be disclosed to specified persons in accordance with the Trust’s policy and procedures for the disclosure of such information. Pursuant to the policy and procedures, Nonpublic Holdings Information may be disclosed under certain circumstances to: the Trust’s registered independent public accounting firm, independent accounting firms and legal counsel; the Trust’s custodian, subcustodians and securities depositories; valuation and pricing services and agents; financial printing services; mutual fund analysts; securities broker dealers in connection with placing a specific trade in a particular portfolio security; financial consultants to the Funds or investment advisor; certain other specified persons; and persons who are not otherwise specified in the policy in connection with a legitimate business purpose of any Fund and with the approval of the Chief Compliance Officer or the Chief Compliance Officer’s designee, the Trustees, or the Trustees’ Governance and Nominating Committee. In any case where nonpublic portfolio holdings information is disclosed to a third party, Thornburg seeks to confirm that the person to whom the disclosure is made is subject to a contractual provision, professional rule or obligation, or undertaking respecting the maintenance of the confidentiality of the nonpublic information. Nonpublic Holdings Information may also be disclosed to cooperate fully regulatory authorities, subject to laws and regulations respecting disclosure of private or nonpublic information.

As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Nonpublic Holdings Information to the persons noted in the following table. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed.

Name of Recipient	Frequency	Time Lag Between Date of Information and Date of Disclosure
Abel Noser Solutions LLC	Daily	None
Bloomberg L.P.	Daily (Pricing)	None
Empire Valuation Consultants, LLC	Quarterly (Pricing)	None
FactSet Research Systems	Daily	None
ICE Data Services	Daily (Pricing)	None
IHS Markit Ltd.	Daily (Pricing)	None
Institutional Shareholder Services, Inc.	Daily	None
J.P Morgan Pricing Direct Inc.	Daily (Pricing)	None
Bank of America Merrill Lynch	Daily (Pricing)	None
Valuation Research Corporation	Quarterly (Pricing)	None
Morgan Stanley Smith Barney	Weekly	One day
PricewaterhouseCoopers LLP	Daily	None
Quality EDGAR Solutions, LLC	Monthly	One month or less, depending on the date of request

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Name of Recipient	Frequency	Time Lag Between Date of Information and Date of Disclosure
Refinitiv	Daily (Pricing)	None
Donnelley Financial Solutions (DFIN)	Monthly	One month or less, depending on the date of request
State Street Bank and Trust	Daily	None
MSCI	Daily	None
April, Dolan & Koehler, P.C.	As needed in connections with the legal services provided to the Fund	None
Clearwater Analytics	Daily	None

Making Holdings Information Publicly Available

In addition to the ongoing arrangements described above, the Trust’s policy and procedures respecting disclosure of portfolio holdings information provide for periodic public disclosure of that, as follows:

•Disclosure of Nonpublic Holdings Information on Thornburg’s website at www.thornburg.com. The Trust will typically display each Fund’s monthly portfolio holdings approximately 30 days after the end of that calendar month (e.g. June 30 information will be displayed on July 31). This information will remain available on Thornburg’s website for six months thereafter.

•Disclosure of portfolio holdings in publicly available reports and filings filed with the U.S. Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

•Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

In any case where it becomes apparent that Nonpublic Holdings Information has been disclosed other than in accordance with the Trust’s policy and procedures, the Chief Compliance Officer shall determine appropriate action to be taken, which may include making a corrective public disclosure of the relevant nonpublic information.

Portfolio holdings information made publicly available in accordance with this section is no longer Nonpublic Holdings Information subject to the disclosure restrictions in the policies and procedures.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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